MINERAL INTEREST	12 Months Ended
Mar. 31, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]

3. MINERAL INTEREST

Mineral Property

In February 2010, the Company acquired 100% undivided right, title and interest in a mineral property called ‘‘Sewell 1 Property’’ located in the province of British Columbia, Canada for a purchase of $300.  Mr. Boga, an associate and relative of the Company’s president, staked the property on behalf of the Company, and he holds these claims on behalf of the Company. The Company has incurred $3,150 of exploration expenditures as of March 31, 2010. As at March 31, 2010 the Company wrote off the mineral property acquisition costs of $300 due to the uncertainty of establishing proven and probable reserves.